CONVERTIBLE REDEEMABLE PREFERRED SHARES (Details 2)	12 Months Ended								12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2014 Series A Shares CNY	Dec. 31, 2013 Series A Shares CNY	Dec. 31, 2012 Series A Shares CNY	May 23, 2008 Series A Shares	Dec. 31, 2014 Series B Shares CNY	Dec. 31, 2013 Series B Shares CNY	Dec. 31, 2012 Series B Shares CNY	Jul. 28, 2009 Series B Shares	Dec. 31, 2014 Series C Shares CNY	Dec. 31, 2013 Series C Shares CNY	Dec. 31, 2012 Series C Shares CNY	Sep. 02, 2010 Series C Shares	Dec. 31, 2014 Series D Shares CNY	Dec. 31, 2013 Series D Shares CNY	Dec. 31, 2012 Series D Shares CNY	Mar. 28, 2012 Series D Shares	Dec. 31, 2014 Series E Shares CNY	Dec. 31, 2013 Series E Shares CNY	Apr. 16, 2014 Series E Shares	Dec. 02, 2013 Series E Shares	Dec. 31, 2014 Class A Shares CNY	Dec. 31, 2013 Class A Shares CNY	Dec. 31, 2013 Class A Shares Convertible Promissory Note [Member] CNY	Dec. 31, 2013 Class A Shares Convertible Bonds [Member] CNY
Temporary Equity [Line Items]
Balance at beginning of the period (in shares)					5,000,000	5,000,000	5,000,000		12,123,314	12,123,314	12,123,314		17,348,382	17,348,382	17,348,382		10,000,000	10,000,000			18,554,545				10,427,373
Balance at beginning of the period		2,273,521,336			68,146,852	64,138,820	55,071,911		327,058,282	291,988,956	253,435,256		575,422,644	501,093,982	437,985,958		377,488,481	312,418,008			630,205,581				295,199,496
Issuance of shares (in shares)								5,000,000		12,123,314		8,030,303		17,348,382		15,679,743		10,000,000		10,000,000		18,554,545	4,545,455	18,554,545		10,427,373
Issuance of shares, net of issuance cost																			268,093,377		153,996,180	623,110,783
Conversion of convertible securities to shares (in shares)																											5,429,948	4,997,425
Conversion of convertible securities to shares (in dollar)																											150,824,865	138,811,004
Accretion on convertible redeemable preferred shares to redemption value	39,468,120	250,774,772	29,083,764	191,134,918	69,598	4,008,032	9,066,909		3,451,997	35,069,326	38,553,700		75,476,317	74,328,662	63,108,024		51,479,102	65,070,473	44,324,631		97,696,064	7,094,798			22,601,694	5,563,627
Conversion of convertible redeemable preferred shares to Class B common shares upon completion of the initial public offering					(68,216,450)				(330,510,279)				(650,898,961)				(428,967,583)				(881,897,825)				(317,801,190)
Conversion of convertible redeemable preferred shares to Class B common shares upon completion of the initial public offering (in shares)					(5,000,000)				(12,123,314)				(17,348,382)				(10,000,000)				(23,100,000)				(10,427,373)
Balance at end of the period (in shares)						5,000,000	5,000,000			12,123,314	12,123,314			17,348,382	17,348,382			10,000,000	10,000,000			18,554,545				10,427,373
Balance at end of the period				2,273,521,336		68,146,852	64,138,820			327,058,282	291,988,956			575,422,644	501,093,982			377,488,481	312,418,008			630,205,581				295,199,496